ACQUISITION OF M2M BUSINESS OF ANYDATA Schedule of Revenue and Net Earnings included in the Consolidated Statements of Operations (Details) (M2M Business of ANYDATA [Member], USD $)
In Thousands, unless otherwise specified
3 Months Ended
Dec. 31, 2013
M2M Business of ANYDATA [Member]
Business Acquisition [Line Items]
Revenue	$ 1,653
Net earnings	$ 23